Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 735,000	$ 2,473,000	$ 190,000	$ 3,398,000
UNITED STATES | United States Department of the Interior
Total		$ 2,473,000	140,000	2,613,000
UNITED STATES | United States Federal Government
Total	$ 735,000			735,000
UNITED STATES MINOR OUTLYING ISLANDS | United States Federal Government
Total			$ 50,000	$ 50,000